UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   April 16, 2026 to May 15, 2026

Commission File Number of issuing entity:  333-226123-06

Central Index Key Number of issuing entity:  0001792158

JPMDB Commercial Mortgage Securities Trust 2019-COR6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226123

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

LoanCore Capital Markets LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Harris Rendelstein (212) 834-6737
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4129050
38-4129051
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 15, 2026 a distribution was made to holders of the certificates issued by JPMDB Commercial Mortgage Securities Trust 2019-COR6.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMDB Commercial Mortgage Securities Trust 2019-COR6 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 15, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	6.26%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMDB Commercial Mortgage Securities Trust 2019-COR6 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 16, 2026 to May 15, 2026.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on May 5, 2026. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G  for this asset class on February 12, 2026. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

LoanCore Capital Markets LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 5, 2026. The CIK number for LoanCore Capital Markets LLC is 0001555524.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2026. The CIK number for German American Capital Corporation is 0001541294.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 26, 2026 under Commission File No. 333-226123-06 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 26, 2026 under Commission File No. 333-226123-06 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMDB Commercial Mortgage Securities Trust 2019-COR6, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	04/15/2026	$57,000.00
Current Distribution Date	05/15/2026	$32,000.00

REO Account
Prior Distribution Date	04/15/2026	$0.00
Current Distribution Date	05/15/2026	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMDB Commercial Mortgage Securities Trust 2019-COR6, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	04/15/2026	$5,724.70
Current Distribution Date	05/15/2026	$5,537.99

Interest Reserve Account
Prior Distribution Date	04/15/2026	$0.00
Current Distribution Date	05/15/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	04/15/2026	$0.00
Current Distribution Date	05/15/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by JPMDB Commercial Mortgage Securities Trust 2019-COR6, relating to the May 15, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 26, 2026 under Commission File No. 333-226123-06 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 26, 2026 under Commission File No. 333-226123-06 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Harris Rendelstein
Harris Rendelstein, Executive Director

Date: May 26, 2026